Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Reconciliation of Statutory Federal Income Tax Rate and Effective Income Tax Rate

A reconciliation of the statutory Federal income tax rate and the effective income tax rate for the year ended December 31, 2013 and 2012 follows:

	December 31, 2013	December 31, 2012
Statutory federal income tax rate	35%	35%
Permanent items	(12)%	(8)%
State income taxes, net of federal taxes	4%	4%
Change in valuation allowance	(30)%	(30)%
Tax credits claimed	2%	1%
Other	1%	(2)%

Effective income tax rate	0%	0%

Summary of Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows (in thousands):

	December 31, 2013	December 31, 2012

Deferred tax assets (liabilities)
Current deferred tax assets (liabilities)	$298	$120
Deferred revenues	—	—

Current deferred tax assets	298	120
Valuation allowances	(298)	(120)

Net current deferred tax assets	$—	$—

Net operating loss carryforwards	19,224	17,150
Stock based compensation	2,987	2,532
Research and development tax credit	1,627	1,206
Other	51	10

Non-current deferred tax assets	23,889	20,898
Valuation allowances	(23,884)	(20,882)

Net non-current deferred tax assets	5	16
Non-current deferred tax liabilities	(5)	(16)

Net deferred tax assets	$—	$—

Summary of Components of Provision for Income Taxes	The components of the provision for income taxes were as follows:

	December 31, 2013	December 31, 2012

Current	$—	$—
Deferred	—	—

Total	$—	$—